Financial assets - Disclosure of reconciliation of changes in gross carrying amount for financial instruments (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in loss allowance of financial instruments
Write-offs	€ 6,780	€ 6,439
Exchange differences and other	(1,774)	(701)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,326	22,950
Impairment allowance at end of year	21,086	22,815
Accumulated impairment | Other assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	7,479	8,386
Accumulated impairment | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	13,607	14,429
Accumulated impairment | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	21,983	22,666
Transfers between stages	3,752	3,923
Net changes of the exposure and modifications in the credit risk	3,507	3,069
Write-offs	(6,717)	(6,439)
Exchange differences and other	(1,836)	(773)
Impairment allowance at end of year	20,689	22,446
Accumulated impairment | Loans and advances to customers | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	3,281	3,587
Transfers between stages	(769)	(627)
Net changes of the exposure and modifications in the credit risk	663	530
Write-offs	0	0
Exchange differences and other	(217)	(186)
Impairment allowance at end of year	2,958	3,304
Accumulated impairment | Loans and advances to customers | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	4,735	4,930
Transfers between stages	596	609
Net changes of the exposure and modifications in the credit risk	(469)	(423)
Write-offs	0	0
Exchange differences and other	(411)	(78)
Impairment allowance at end of year	4,451	5,038
Accumulated impairment | Loans and advances to customers | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	13,967	14,149
Transfers between stages	3,925	3,941
Net changes of the exposure and modifications in the credit risk	3,313	2,962
Write-offs	(6,717)	(6,439)
Exchange differences and other	(1,208)	(509)
Impairment allowance at end of year	€ 13,280	€ 14,104